                           NATIONWIDE FAMILY OF FUNDS

 GARTMORE MILLENNIUM GROWTH FUND (FORMERLY THE "NATIONWIDE MID CAP GROWTH FUND")
                             NATIONWIDE GROWTH FUND
                                 NATIONWIDE FUND
                              NATIONWIDE BOND FUND
                         NATIONWIDE TAX-FREE INCOME FUND
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                          NATIONWIDE MONEY MARKET FUND

                  PROSPECTUS SUPPLEMENT DATED SEPTEMBER 1, 2000
                        TO PROSPECTUS DATED MARCH 1, 2000


         Effective September 1, 2000, the name of the Nationwide Mid Cap Growth Fund is changed to Gartmore Millennium Growth Fund.

         The disclosure under the section entitled "OBJECTIVE AND PRINCIPAL STRATEGIES" on page three of the above noted prospectus is hereby amended to reflect that:

         The Fund seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.

         To achieve its objective, the Fund invests primarily in securities of growth companies utilizing new technologies that are creating fundamental change in the economy. Typically, these companies are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. Growth in earnings may lead to an increase in the price of the stock.

         The Fund invests primarily in stocks of companies in the service and information area of the global economy (the foreign and domestic markets of the world), although a portion of its assets may be outside these areas. Companies in the services and information area primarily include those involved in the fields of telecommunications, computer systems and software, broadcasting and publishing, health care, financial services and new age manufacturing.

         The Fund may also invest in other types of investments and use certain other instruments in seeking to achieve the Fund's goals. For example, the Fund may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

         The Fund has the ability to have up to 20% of its portfolio in short positions.

         The disclosure under the third paragraph of the section entitled "PRINCIPAL RISKS" is hereby amended to reflect that:

         The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of medium size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

         The disclosure on page three under the section entitled "PRINCIPAL RISKS" is hereby amended to incorporate the following disclosure:

         Derivatives Risk. The Fund invests in securities that we considered to be derivatives. The value of derivatives (like futures and options) is dependent upon the performance of underlying assets, securities or indices. If the underlying assets, securities or indices do not perform as expected, the value of the derivative will decrease. Derivatives are more volatile and riskier than traditional investments. To the extent the Fund enters into these transactions, their success will depend upon the subadviser's ability to predict pertinent market movement.

         The disclosure on page four under the section entitled "FEES AND EXPENSES" is hereby amended as follows:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)                            Class A                  Class B                Class D
(paid directly from your investment)           shares                   shares                 shares
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed on          5.75%(2)                  None                  4.50%(2)
purchases (as a percentage of offering price)

 ......................................................................................................................
Maximum Deferred Sales Charge (Load) imposed    None(3)                   5.00%(4)              None
on redemptions (as a percentage of original
purchase price or sale proceeds, as applicable)

Annual Fund Operating Expenses                 Class A                  Class B                Class D
(deducted from Fund assets)                    shares                   shares                 shares
----------------------------------------------------------------------------------------------------------------------
Management Fees                                 1.03%                    1.03%                  1.03%

 ......................................................................................................................
Distribution and/or Service (12b-1) Fees        0.25%                    1.00%                  None

 ......................................................................................................................
Other Expenses                                  0.98%                    0.99%                  0.93%

----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(5)         2.26%                    3.02%                  1.96%

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares - Buying Shares - Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares - Selling Shares - Contingent deferred sales charge (CDSC) on Class A and Class B shares" on page 36.

(5) Villanova Mutual Fund Capital Trust has agreed to waive its fees or to reimburse "Other Expenses" (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 1.63% for (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 1.63% for Class A shares, 2.23% for Class B shares, and 1.30% for Class D shares, until further written notice.

EXAMPLE

         This example shoes what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

         The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year          3 years         5 years         10 years
--------------------------------------------------------------------------------------------
Class A shares               $791            $1,241          $1,715          $3,021
Class B shares               $805            $1,233          $1,787          $3,071
Class D shares               $640            $1,038          $1,460          $2,632


You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year          3 years         5 years         10 years
--------------------------------------------------------------------------------------------
Class B shares               $305            $  933          $1,587          $3,071


         The disclosure on page 26 under the section entitled "OTHER INVESTMENT TECHNIQUES" is hereby amended to incorporate the following disclosure:

         Derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes.

         The Fund may use derivatives for any of the following purposes:

         - To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

         - As a substitute for purchasing or selling securities or foreign currencies.

         - To shorten or lengthen the effective maturity or duration of the Fund's fixed income portfolio.

         - In non-hedging situations, to attempt to profit from anticipated market developments.

         Short Sales. In selling a stock which the Fund does not own (a short sale), the Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.

         The disclosure on page 31 under the section entitled "INVESTMENT ADVISER" is hereby amended to add the following:

         Effective August 1, 2000, VMF will be paid a management fee as set forth below.

         The management fee is as follows and is based on the Fund's average daily net assets:

         1.03% on assets up to $250 million
         1.00% on assets of $250 million and more but less than $1 billion 0.97% on assets of $1 billion and more but less than $2 billion 0.94% on assets of $2 billion and more but less than $5 billion 0.91% on assets of $5 billion and more

         The section on page 31 entitled "PORTFOLIO MANAGERS - Mid Cap Growth Fund" is hereby renamed "PORTFOLIO MANAGERS - Gartmore Millennium Growth Fund." Further, the first paragraph in this section is amended as follows:

         Mr. Harris has managed the Gartmore Millennium Growth Fund since its inception. Mr. Harris joined Villanova Mutual Fund Capital Trust in April 2000. Prior to joining VMF, Mr. Harris was a Portfolio Manager, managing portions of several portfolios, for Nicholas-Applegate Capital Management.

         In addition to the specific changes noted in this Supplement, as of September 1, 2000, all other references to the Nationwide Mid Cap Growth Fund should be replaced with Gartmore Millennium Growth Fund.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

NATIONWIDE(R) FAMILY OF FUNDS
              NATIONWIDE MID CAP GROWTH FUND
              NATIONWIDE GROWTH FUND
              NATIONWIDE FUND
              NATIONWIDE BOND FUND
              NATIONWIDE TAX-FREE INCOME FUND
              NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
              NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
              NATIONWIDE MONEY MARKET FUND (PRIME SHARES)



              Prospectus
                                                                   March 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds' shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


Logo
Nationwide(R) Family of Funds

         TABLE OF CONTENTS

FUND SUMMARIES...............................................................  2

FUND SUMMARIES -- THE STOCK FUNDS............................................  3
Nationwide Mid Cap Growth Fund...............................................  3
Nationwide Growth Fund.......................................................  6
Nationwide Fund..............................................................  9

FUND SUMMARIES -- THE BOND FUNDS............................................. 12
Nationwide Bond Fund......................................................... 12
Nationwide Tax-Free Income Fund.............................................. 15
Nationwide Long-Term U.S. Government Bond Fund............................... 18
Nationwide Intermediate U.S. Government Bond Fund............................ 21

FUND SUMMARY -- THE MONEY MARKET FUND........................................ 24
Nationwide Money Market Fund................................................. 24

MORE ABOUT THE STOCK FUNDS................................................... 26
Principal Investment Risks................................................... 26
Other Investment Techniques.................................................. 26

MORE ABOUT THE BOND FUNDS.................................................... 27
Principal Investment Risks................................................... 27
Principal Investment Techniques.............................................. 27

MORE ABOUT THE MONEY MARKET FUND............................................. 30
Principal Investment Risks................................................... 30
Non-Principal Risk........................................................... 30
Principal Investment Techniques.............................................. 30

MANAGEMENT................................................................... 31
Investment Adviser........................................................... 31
Portfolio Managers........................................................... 31

BUYING, SELLING AND EXCHANGING FUND SHARES................................... 32
Choosing a Share Class....................................................... 32
Buying Shares................................................................ 33
Selling Shares............................................................... 36
Distribution Plan............................................................ 38
Exchanging Shares............................................................ 39

DISTRIBUTIONS AND TAXES...................................................... 40
Distributions of Income Dividends............................................ 40
Distributions of Capital Gains............................................... 40
Reinvesting Distributions.................................................... 40
State and Local Taxes........................................................ 40
Selling Fund Shares.......................................................... 40
Exchanging Fund Shares....................................................... 40

FINANCIAL HIGHLIGHTS......................................................... 41

ADDITIONAL INFORMATION............................................... BACK COVER

         FUND SUMMARIES
This prospectus provides information about eight of the Nationwide(R) Mutual Funds, which include stock funds, bond funds, and a money market fund (together, the Funds). The "Stock Funds" means all of the stock funds offered in this prospectus, the "Bond Funds" means all of the bond funds offered in this prospectus, and the "Money Market Fund" means the Nationwide Money Market Fund. "You" and "your" refer to potential investors and current shareholders of one or more of the Funds.

A QUICK NOTE ABOUT SHARE CLASSES

Each of the Stock and Bond Funds has three different share classes -- Class A, Class B and Class D. There are two share classes of the Money Market
Fund -- Prime Shares and Service Class shares -- but only the Prime Shares are discussed in this prospectus. The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares -- Choosing a Share Class" beginning on page 32.

         FUND SUMMARIES -- THE STOCK FUNDS             NATIONWIDE MID CAP GROWTH
FUND
This section summarizes key information about the Stock Funds. Use these summaries to compare the Stock Funds with each other, as well as other mutual funds. More detailed information about the risks and investment techniques of each Fund can be found in "More About the Stock Funds" on page 26.

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation. To achieve its objective, the Fund primarily invests in common stock of medium-size (also known as mid-cap) companies. Under normal market conditions, the Fund invests at least 65% of its total assets in the common stock and convertible securities (securities that convert into common stock) of mid-cap companies and generally intends to be fully invested in these securities. The Fund considers mid-cap companies to be those with market capitalizations similar to companies in the Russell(R) Mid Cap Growth Index.(1) As of December 31, 1999, the last update of this Index, the market capitalization of companies in the Russell Mid Cap Growth Index ranged from $220 million to $36 billion. The market capitalization range for companies in this Index is updated annually.

The portfolio manager will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if

 MEASURING THE SIZE OF A COMPANY
 There are different ways to evaluate or measure how large a company is, or how much it is worth. For example, market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

- the price of the security is overvalued
- the company's earnings are consistently lower than expected
- more favorable opportunities are identified.

PRINCIPAL RISKS

Individual stocks -- as well as the stock market as a whole -- could lose value. Individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U.S. and foreign countries, interest rate changes, and other factors can also affect the broader stock market. Typically, stocks are more volatile than bonds.

Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

The stocks of medium-size companies are usually less stable and less liquid than the stocks of larger companies.

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

------------

(1) The Russell Mid Cap Growth Index is a registered service mark of The Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

         Fund Summaries

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1)

 1990                                                                            -7.2
 1991                                                                             34.3
 1992                                                                              7.1
 1993                                                                              9.1
 1994                                                                              4.8
 1995                                                                             32.6
 1996                                                                             16.8
 1997                                                                             20.7
 1998                                                                               16
 1999                                                                            10.01

Best Quarter:       16.8% 4th qtr. of 1998
Worst Quarter:     -14.6% 3rd qtr. of 1998
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns -- as of 12/31/99(1)  1 year    5 years    10 years
--------------------------------------------------------------------------
Class A shares(2)                             3.41%     17.53%     13.09%
 ..........................................................................
Class B shares(2)                             4.07%     18.41%     13.61%
 ..........................................................................
Class D shares                                5.14%     17.85%     13.24%
 ..........................................................................
Russell Mid Cap Growth Index(3)              51.29%     28.02%     18.96%
 ..........................................................................
S&P 400 Mid Cap Index(4)                     14.72%     23.05%     17.32%

---------------
(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance of Class A and B would have been lower as a result of their additional expenses.

(3) Russell Mid Cap Growth Index -- an unmanaged index of medium-size U.S. companies -- gives a broad look at how the stock price of medium size U.S. companies have performed. The Fund is changing the index to which it is compared to the Russell Mid Cap Growth Index because it includes more mid-cap companies than the S&P 400 Mid Cap Index and represents a broader sampling of their performance. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

(4) The Standard & Poor's 400 MidCap Index is an unmanaged index of 400 stocks of medium-size U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder Fees(1)           Class A   Class B   Class D
(paid directly from your investment)  shares    shares    shares
-----------------------------------------------------------------
Maximum Sales Charge (Load) imposed   5.75%(2)  None
on purchases (as a percentage of                           4.50%(2)
offering price)
 .................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)


Annual Fund Operating Expenses  Class A   Class B   Class D
 (deducted from Fund assets)    shares    shares    shares
-----------------------------------------------------------
Management Fees                 0.60%     0.60%      0.60%
 ...........................................................
Distribution and/or Service     0.25%     1.00%      None
(12b-1) Fees
 ...........................................................
Other Expenses                  0.98%     0.99%      0.93%
-----------------------------------------------------------
TOTAL ANNUAL FUND               1.83%     2.59%      1.53%
OPERATING EXPENSES(5)

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" on page 36.

(5) Villanova Mutual Fund Capital Trust has agreed to waive its fees or to reimburse "Other Expenses" (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 1.25% for Class A shares, 2.00% for Class B shares, and 1.00% for Class D shares, until further written notice.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A shares              $750    $1,117    $1,508     $2,599
 ................................................................
Class B shares              $762    $1,105    $1,575     $2,649
 ................................................................
Class D shares              $599    $  912    $1,247     $2,191

You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $262     $805     $1,375     $2,649

         FUND SUMMARIES -- THE STOCK FUNDS       NATIONWIDE GROWTH FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Growth Fund -- like the Mid Cap Growth Fund -- seeks long-term capital appreciation. To achieve its objective, the Fund primarily invests in common stock of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stock and convertible securities, and generally intends to be fully invested in these securities. The management team will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if

- the price of the security is overvalued

- the company's earnings are consistently lower than expected

- more favorable opportunities are identified.

 THE BENEFITS OF RESEARCH
 Through research, the portfolio manager and analysts gather, check and analyze information about industries and companies to determine if they are well positioned for long-term growth. The Fund seeks companies that have favorable long-term growth potential and the financial resources to capitalize on growth opportunities.

PRINCIPAL RISKS

As with the Mid Cap Growth Fund, investing in stocks involves the risk that individual stocks -- as well as the stock market as a whole -- could lose value. Again, individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U.S. and foreign countries, interest rate changes, and other factors can also affect the broader stock market. Typically, stocks are more volatile than bonds.

Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted by the management team's ability to assess economic conditions and investment opportunities. For more detailed information about the Fund's investments and risks, see "More About the Stock Funds" on page 26.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1)


 1990                                                                            -7.6
 1991                                                                            36.1
 1992                                                                             6.3
 1993                                                                            11.3
 1994                                                                             1.5
 1995                                                                            28.7
 1996                                                                            16.7
 1997                                                                            26.2
 1998                                                                            23.8
 1999                                                                            16.6

Best Quarter:       23.0% 1st qtr. of 1997
Worst Quarter:     -13.9% 3rd qtr. of 1990
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns -- as of 12/31/99(1)  1 year    5 years    10 years
--------------------------------------------------------------------------
Class A shares(2)                             9.64%     20.81%     14.54%
 ..........................................................................
Class B shares(2)                            10.64%     21.84%     15.11%
 ..........................................................................
Class D shares                               11.38%     21.19%     14.71%
 ..........................................................................
Russell 1000(R) Growth Index(3)              33.16%     32.41%     20.32%
 ..........................................................................
S&P 500 Index(4)                             21.04%     28.55%     18.20%

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance of Class A and B would have been lower as a result of their additional expenses.

(3) Russell 1000(R) Growth Index is an unmanaged index of growth securities of large U.S. companies included in the Russell 1000(R) Index. The Fund is changing the index to which it is compared to the Russell 1000(R) Growth Index because this index more accurately reflects the stocks the Fund invests in. These returns do not include the affect of any sales charges or expenses. If sales charges and expenses that deducted, the actual returns of this index would be lower.

(4) The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder Fees(1)           Class A   Class B   Class D
(paid directly from your investment)  shares    shares    shares
-----------------------------------------------------------------
Maximum Sales Charge (Load) imposed   5.75%(2)  None
on purchases (as a percentage of                           4.50%(2)
offering price)
 .................................................................
Maximum Deferred Sales Charge (Load)  None(2)   5.00%(2)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)


Annual Fund Operating Expenses  Class A   Class B   Class D
 (deducted from Fund assets)    shares    shares    shares
-----------------------------------------------------------
Management Fees                 0.56%     0.56%      0.56%
 ...........................................................
Distribution and/or Service     0.25%     1.00%      None
(12b-1) Fees
 ...........................................................
Other Expenses                  0.23%     0.23%      0.24%
-----------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES              1.04%     1.79%      0.80%

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" beginning on page 36.

         Fund Summaries

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class A shares               $675     $887     $1,116     $1,773
 .................................................................
Class B shares               $682     $863     $1,170     $1,813
 .................................................................
Class D shares               $528     $694     $  874     $1,395

You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $182     $563     $  970     $1,813

         FUND SUMMARIES -- THE STOCK FUNDS              NATIONWIDE FUND

OBJECTIVE AND PRINCIPAL STRATEGIES
The Nationwide Fund is slightly more conservative than the other two Stock Funds, since it seeks total return through a flexible combination of current income and capital appreciation. To achieve its objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance, and generally intends to be fully invested in these securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It will typically hold the securities of no more than 70 companies at any time. It usually will sell securities if

- the price of the security is overvalued

- the company's earnings are consistently lower than expected

- more favorable opportunities are identified.

PRINCIPAL RISKS

As with the other Stock Funds, the Nationwide Fund is subject to the risk that individual stocks -- or the stock market -- could lose value. Individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U.S. and foreign countries, interest rate changes, and other factors can also affect the broader stock market. Typically, stocks are more volatile than bonds. The Fund seeks to minimize risk by investing in securities that produce income; these securities tend to be the stock of larger, more stable companies. Because the Fund typically holds fewer securities than other stock funds, the price fluctuations of any security will have a greater impact on the Fund.

Because the value of your investment will fluctuate, there is a risk that you will lose money. Your investment will decline if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities. For more detailed information about the Fund's investments and risks, see "More About the Stock Funds" on page 26.
 TOTAL RETURN
 Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that pay dividends and other income, instead of relying solely on the security's prospects for increasing in value.
 Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

         Fund Summaries

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1)

1990                                                                 0.3%
1991                                                                30.2%
1992                                                                 3.0%
1993                                                                 6.8%
1994                                                                 0.6%
1995                                                                30.0%
1996                                                                23.9%
1997                                                                39.6%
1998                                                                29.6%
1999                                                                -0.2%

Best Quarter:       18.5%  2nd qtr. of 1997
Worst Quarter:     -11.24% 3rd qtr. of 1999
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

Average annual returns -- as of 12/31/99(1)  1 year    5 years    10 years
--------------------------------------------------------------------------
Class A shares(2)                            -6.13%     22.45%     14.80%
 ..........................................................................
Class B shares(2)                            -5.84%     23.37%     15.31%
 ..........................................................................
Class D shares                               -4.73%     22.80%     14.96%
 ..........................................................................
S&P 500 Index(3)                             21.04%     28.55%     18.20%

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance of Class A and B would have been lower as a result of their additional expenses.

(3) The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder Fees(1)           Class A   Class B   Class D
(paid directly from your investment)  shares    shares    shares
------------------------------------------------------------------
Maximum Sales Charge (Load) imposed   5.75%(2)  None      4.50%(2)
on purchases (as a percentage of
offering price)
 ..................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)

Annual Fund Operating Expenses  Class A   Class B   Class D
 (deducted from Fund assets)    shares    shares    shares
-----------------------------------------------------------
Management Fees                 0.58%     0.58%      0.58%
 ...........................................................
Distribution and/or             0.25%     1.00%      None
Service (12b-1) Fees
 ...........................................................
Other Expenses                  0.13%     0.14%      0.15%
-----------------------------------------------------------
TOTAL ANNUAL FUND               0.96%     1.72%      0.73%
OPERATING EXPENSES

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" beginning on page 36.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A shares              $667    $  863    $1,075     $1,685
 ................................................................
Class B shares              $675    $  842    $1,133     $1,732
 ................................................................
Class D shares              $521    $  673    $  838     $1,316

You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $175     $542     $  933     $1,732

         FUND SUMMARIES -- THE BOND FUNDS         NATIONWIDE BOND FUND
This section summarizes key information about the Bond Funds. Use these summaries to compare the Bond Funds with each other, as well as other mutual funds. For more detailed information about the risks and investment techniques of the Bond Funds, see "More About the Bond Funds" beginning on page 27.

OBJECTIVE AND PRINCIPAL STRATEGIES
The Fund seeks as high a level of current income as is consistent with preservation of capital. To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. It seeks to achieve its goal by investing primarily
                                       in investment-grade securities, focusing largely on corporate bonds and U.S. government securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds, which includes debentures and notes.
INVESTMENT-GRADE SECURITIES
 The Fund focuses on "investment grade" taxable debt securities, including corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard
 & Poor's Corporation or Moody's Investors Service,
 Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

The Fund also invests in foreign government and corporate bonds, denominated in U.S. dollars, and in mortgage-backed securities. It may also invest in commercial paper rated in one of the two highest rating categories by a rating agency.
The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will have a duration of four to seven years. In choosing to buy a debt security, the portfolio manager looks for value. The
Fund may sell a debt security as it gets closer to maturity in order to maintain the Fund's target duration and achieve an attractive total return.

 Duration is the sensitivity of the net asset value of the Fund to changes in interest rates.

PRINCIPAL RISKS

The Bond Fund is subject to interest rate risk, which is the risk that bond prices will change in response to changes in interest rates. Generally, increases in market interest rates decrease the value of bonds. Bonds are also subject to credit risk, which is the risk that the issuer of the bond will be unable to make interest or principal payments when due. There is also the risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which will lead to a greater price fluctuation in the Fund.

Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, higher transaction costs and delayed settlement. Mortgage-backed securities are also subject to prepayment risk when interest rates fall, especially if the security was purchased at a premium, which could cause the security to be paid off sooner than the portfolio manager anticipated. Mortgage-backed securities may be subject to extension risk, which would cause shorter-term securities to act like more volatile, longer-term securities. The Fund is also subject to inflation risk and liquidity risk, which is the risk that a bond cannot be sold, or cannot be sold quickly at an acceptable price.

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decrease. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1)

1990                                                               8.2%
1991                                                              16.9%
1992                                                               8.0%
1993                                                              10.7%
1994                                                              -8.1%
1995                                                              24.2%
1996                                                               1.5%
1997                                                               9.3%
1998                                                               8.4%
1999                                                              -2.8%

Best Quarter:       8.7% 2nd qtr. of 1995
Worst Quarter:     -5.0% 1st qtr. of 1994
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 to obtain the Fund's current 30-day yield.

Average annual returns -- as of 12/31/99(1)  1 year    5 years    10 years
--------------------------------------------------------------------------
Class A shares(2)                            -7.49%     6.61%       6.71%
 ..........................................................................
Class B shares(2)                            -8.27%     7.10%       7.10%
 ..........................................................................
Class D shares                               -7.17%     6.73%       6.77%
 ..........................................................................
Lehman Brothers Govt./Corp.                  -2.15%     7.60%       7.66%
  Bond Index(3)

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance of Class A and B would have been lower as a result of their additional expenses.

(3) The Lehman Brothers Government/Corporate Bond Index gives a broad look at how the prices of U.S. government and corporate bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder Fees(1)           Class A   Class B   Class D
(paid directly from your investment)  shares    shares    shares
------------------------------------------------------------------
Maximum Sales Charge (Load) imposed   4.50%(2)  None      4.50%(2)
on purchases (as a percentage of
offering price)
 ..................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)

Annual Fund Operating Expenses  Class A   Class B   Class D
 (deducted from Fund assets)    shares    shares    shares
-----------------------------------------------------------
Management Fees                 0.50%     0.50%      0.50%
 ...........................................................
Distribution and/or Service     0.25%     0.85%      None
(12b-1) Fees
 ...........................................................
Other Expenses                  0.33%     0.33%      0.33%
-----------------------------------------------------------
TOTAL ANNUAL FUND               1.08%     1.68%      0.83%
OPERATING EXPENSES

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" beginning on page 36.

         Fund Summaries

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A shares              $555    $  778    $1,019     $1,708
 ................................................................
Class B shares              $671    $  830    $1,113     $1,751
 ................................................................
Class D shares              $531    $  703    $  890     $1,429

You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $171     $530     $  913     $1,751

         FUND SUMMARIES -- THE BOND FUNDS             NATIONWIDE TAX-FREE INCOME
FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital through investing in investment-grade municipal obligations. To achieve its objective, the Fund invests at least 80% of its net assets in securities, the interest income from which is exempt from federal income taxes. In addition, the Fund may also invest up to 20% of its net assets in securities, the interest income from which is treated as a preference item for purposes of the federal alternative minimum tax. The Fund focuses on municipal obligations that have been rated within the four highest rating categories by a rating agency (such as Standard & Poor's Corporation or Moody's Investors Services, Inc.), or if not rated, are of equivalent quality. These obligations are issued by states, U.S. territories, and their political subdivisions.

 MUNICIPAL OBLIGATIONS
 Municipal obligations are issued by, or on behalf of, states, cities and other local governmental entities, to pay for construction and other projects. They are loans that investors make to a government or governmental entity; the government or governmental entity gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back.

The Fund may also invest in other types of municipal obligations, including tax-exempt zero-coupon securities, and floating and variable-rate bonds. In choosing to buy a security, the portfolio manager looks for value. A security may be sold to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Like the Bond Fund, the Tax-Free Income Fund is subject to interest rate risk (the risk that a rise in interest rates will lower the value of existing bonds that pay lower rates), credit risk (the risk that the bond issuer will be unable to make interest or principal payments when due), and the risk that a change in the bond's rating will lower its value, leading to greater price fluctuations in the Fund. The Fund is also subject to inflation risk and liquidity risk, which is the risk that a bond cannot be sold, or cannot be sold quickly at an acceptable price. A shareholder in the Fund may also face two types of tax risk. There is a risk that the federal income tax rate will be reduced and the value of the tax-exemption will be less valuable. There is also the risk that a municipal bond, which is issued as tax-exempt, will eventually be declared taxable.

Because the value of your investment will fluctuate, there is a risk that you will lose money. Your investment will decline if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

         Fund Summaries

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1)


 1990                                                                              6
 1991                                                                            10.8
 1992                                                                             9.5
 1993                                                                            12.7
 1994                                                                            -9.1
 1995                                                                            17.5
 1996                                                                             3.7
 1997                                                                             8.6
 1998                                                                             5.6
 1999                                                                            -3.6

Best Quarter:       8.1% 1st qtr. of 1995
Worst Quarter:     -7.2% 1st qtr. of 1994
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 for the Fund's current 30-day yield.

Average annual returns -- as of 12/31/99(1)   1 year   5 years   10 years
-------------------------------------------------------------------------
Class A shares(2)                             -7.97%    5.11%      5.40%
 .........................................................................
Class B shares(2)                             -8.96%    5.53%      5.77%
 .........................................................................
Class D shares                                -7.91%    5.17%      5.43%
 .........................................................................
Lehman Brothers Municipal                     -2.06%    6.91%      6.89%
  Bond Index(3)

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance of Class A and B would have been lower as a result of their additional expenses.

(3) The Lehman Brothers Municipal Bond Index gives a broad look at how the bond prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     Shareholder Fees(1)
   (paid directly from your     Class A   Class B   Class D
         investment)            shares    shares    shares
-----------------------------------------------------------
Maximum Sales Charge (Load)     4.50%(2)  None
imposed on purchases (as a                           4.50%(2)
percentage of offering price)
 ...........................................................
Maximum Deferred Sales Charge   None(3)   5.00%(4)   None
(Load) imposed on redemptions
(as a percentage of original
purchase price or sale
proceeds, as applicable)

Annual Fund Operating Expenses  Class A   Class B   Class D
 (deducted from Fund assets)    shares    shares    shares
-----------------------------------------------------------
Management Fees                 0.50%     0.50%      0.50%
 ...........................................................
Distribution and/or             0.25%     0.85%      None
Service (12b-1) Fees
 ...........................................................
Other Expenses                  0.21%     0.21%      0.21%
-----------------------------------------------------------
TOTAL ANNUAL FUND               0.96%     1.56%      0.71%
OPERATING EXPENSES

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B Shares" on page 36.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class A shares               $544     $742     $  957     $1,575
 .................................................................
Class B shares               $659     $793     $1,050     $1,618
 .................................................................
Class D shares               $519     $667     $  827     $1,293

You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $159     $493      $850      $1,618

         FUND SUMMARIES -- THE BOND FUNDS                       NATIONWIDE
                                                                LONG-TERM
                                                                U.S. GOVERNMENT
                                                                BOND
                                                                FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital. To achieve its goal, the Fund seeks an attractive risk-adjusted total return with an emphasis on current income. It seeks to achieve its goal primarily by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes. The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund's assets will be more than seven years.

 BOND MATURITY
 Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate.
 This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when managing the Fund. The Fund will typically have a duration similar to that of the Lehman Brothers Government Bond Long-term Index, the Fund's benchmark, which historically has been nine to twelve years.

 Duration is the sensitivity of the net asset value of the Fund to changes in interest rates.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis and other techniques. The Fund may also look for bonds that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Generally, the Long-Term U.S. Government Bond Fund is subject to interest rate risk (the risk that rising interest rates will lower the value of existing bonds). As a long-term bond fund, the Fund's price is more likely to be volatile as a result of changing interest rates. Mortgage-backed securities are also subject to prepayment risk when interest rates fall, especially if the security was purchased at a premium, which could cause the security to be paid off sooner than the portfolio manager anticipated. Mortgage-backed securities held by the Fund may be subject to extension risk, which would cause shorter-term securities to act like more volatile, longer-term securities.

Since the Fund purchases obligations backed by the U.S. government or its agencies, there is little credit risk and minimal chance these obligations will default. The Fund is also subject to inflation risk and to liquidity risk, which is the risk that a bond cannot be sold, or cannot be sold quickly at an acceptable price.

Because the value of your investment will fluctuate, there is a risk you will lose money. Your investment will decline if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities. For more detailed information about the Fund's investments and risks, see "More About the Bond Funds" beginning on page 27.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1)


 1990                                                                             9.7
 1991                                                                            16.7
 1992                                                                             7.6
 1993                                                                             9.0
 1994                                                                            -3.6
 1995                                                                            19.4
 1996                                                                             2.7
 1997                                                                             9.6
 1998                                                                             9.7
 1999                                                                            -3.4

Best Quarter:       7.0% 2nd qtr. of 1995
Worst Quarter:     -2.8% 1st qtr. of 1994
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 for the Fund's current 30-day yield.

Average annual returns -- as of 12/31/99(1)  1 year    5 years    10 years
--------------------------------------------------------------------------
Class A shares(2)                            -7.96%     6.27%       6.96%
 ..........................................................................
Class B shares(2)                            -8.63%     6.72%       7.34%
 ..........................................................................
Class D shares                               -7.73%     6.35%       7.00%
 ..........................................................................
Lehman Brothers
  Government Bond Long-term Index(3)         -8.73%     9.12%       8.62%
 ..........................................................................
Merrill Lynch Government
  Master Index(4)                            -2.11%     7.46%       7.51%

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance of Class A and B would have been lower as a result of their additional expenses.

(3) The Lehman Brothers Government Bond Long-term Index gives a broad look at how long-term government bonds have performed. The Fund is changing the index to which it is compared because this index more accurately reflects the long-term bonds the Fund invests in. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

(4) The Merrill Lynch Government Master Index gives a broad look at how U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


        Shareholder Fees(1)           Class A   Class B   Class D
(paid directly from your investment)  shares    shares    shares
-----------------------------------------------------------------
Maximum Sales Charge (Load) imposed   4.50%(2)  None
on purchases (as a percentage of                           4.50%(2)
offering price)
 .................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)


Annual Fund Operating Expenses  Class A   Class B   Class D
 (deducted from Fund assets)    shares    shares    shares
-----------------------------------------------------------
Management Fees                 0.50%     0.50%      0.50%
 ...........................................................
Distribution and/or Service     0.25%     0.85%      None
(12b-1) Fees
 ...........................................................
Other Expenses                  0.39%     0.39%      0.39%
-----------------------------------------------------------
TOTAL ANNUAL FUND               1.14%     1.74%      0.89%
OPERATING EXPENSES(5)

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B shares" beginning on page 36.

(5) Villanova Mutual Fund Capital Trust has agreed to waive its fees or to reimburse "Other Expenses" (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 1.04% on Class A shares, 1.64% on Class B shares, and 0.79% on Class D shares, until further written notice.

         Fund Summaries

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class A shares               $561     $796     $1,049     $1,774
 .................................................................
Class B shares               $677     $848     $1,114     $1,817
 .................................................................
Class D shares               $537     $721     $  921     $1,497

You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $177     $548     $  944     $1,817

         FUND SUMMARIES -- THE BOND FUNDS       NATIONWIDE INTERMEDIATE
                                              U.S. GOVERNMENT BOND FUND

OBJECTIVE AND PRINCIPAL STRATEGIES
The Fund seeks as high a level of current income as is consistent with the preservation of capital. To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. It seeks to achieve its goal by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes. The Fund may also invest in mortgage-backed securities. The Fund's dollar-weighted average portfolio maturity generally will be three to seven years (as compared with an average portfolio maturity of more than seven years for the Long-Term U.S. Government Bond Fund).
The Fund's portfolio manager will consider the duration of particular bonds and the Fund's overall portfolio when
managing the Fund. The fund will have a duration of three to six years.

PRINCIPAL RISKS

The Intermediate U.S. Government Bond Fund -- like the Long-Term U.S. Government Bond Fund -- generally is less risky than the other Bond Funds because the U.S. government securities it purchases are subject to little credit risk. With the backing of the U.S. government and its agencies, there is minimal chance that these obligations will default. Bonds are subject to interest rate risk (the risk that rising interest rates will lower the value of existing bonds). Mortgage-backed securities are also subject to prepayment risk when interest rates fall, especially if the security was purchased at a premium, which could cause the security to be paid off sooner than the portfolio manager anticipated. Mortgage-backed securities may be subject to extension risk, which would cause shorter-term securities to act like more volatile, longer-term securities. The Fund is also subject to inflation risk and to liquidity risk, which is the risk that a bond cannot be sold, or cannot be sold quickly at an acceptable price.

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities. For more detailed information about the Fund's investments and risks, see "More About the Bond Funds" beginning on page 27.
 FINDING THE RIGHT BONDS
 To select bonds and other investment that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other techniques. The goal is to find obligations that present good value and pay attractive interest rates.
 The Fund may also look for U.S. government and agency bonds that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. (A security may be sold to take advantage of more favorable opportunities.)

 Duration is the sensitivity of the net asset value of the Fund to changes in interest rates.

         Fund Summaries

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- CLASS D SHARES(1)


 1993                                                                             8.8
 1994                                                                            -3.6
 1995                                                                            18.6
 1996                                                                             3.3
 1997                                                                             9.5
 1998                                                                             8.2
 1999                                                                              -2

Best Quarter:       6.8% 2nd qtr. of 1995
Worst Quarter:     -2.2% 1st qtr. of 1994
---------------

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1-800-637-0012 for the Fund's current 30-day yield.

                                                                    Since
                                                                  inception
Average annual returns -- as of 12/31/99(1)  1 year    5 years    (2/10/92)
---------------------------------------------------------------------------
Class A shares(2)                            -6.47%     6.25%       5.29%
 ...........................................................................
Class B shares(2)                            -7.33%     6.71%       5.77%
 ...........................................................................
Class D shares                               -6.35%     6.33%       5.34%
 ...........................................................................
Merrill Lynch Government
Master Index(3)                              -2.11%     7.46%       7.51%

---------------

(1) These returns reflect performance after sales charges and expenses are deducted, and include the performance of its predecessor fund prior to May 11, 1998. The predecessor to the Fund began operations on February 10, 1992.

(2) These returns include performance based on the Fund's predecessor, which was achieved prior to the creation of the class (May 11, 1998), and which is the same as the performance shown for Class D shares through May 11, 1998. The returns have been restated for sales charges but not for fees applicable to Class A and B. Had Class A or B been in existence for the time periods presented, the performance of Class A and B would have been lower as a result of their additional expenses.

(3) The Merrill Lynch Government Master Index gives a broad look at how U.S. government bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder Fees(1)           Class A   Class B   Class D
(paid directly from your investment)  shares    shares    shares
-----------------------------------------------------------------
Maximum Sales Charge (Load) imposed   4.50%(2)  None
on purchases (as a percentage of                           4.50%(2)
offering price)
 .................................................................
Maximum Deferred Sales Charge (Load)  None(3)   5.00%(4)   None
imposed on redemptions (as a
percentage of original purchase
price or sale proceeds, as
applicable)

Annual Fund Operating Expenses  Class A   Class B   Class D
 (deducted from Fund assets)    shares    shares    shares
-----------------------------------------------------------
Management Fees                 0.50%     0.50%      0.50%
 ...........................................................
Distribution and/or Service     0.25%     0.85%      None
(12b-1) Fees
 ...........................................................
Other Expenses                  0.40%     0.30%      0.31%
-----------------------------------------------------------
TOTAL ANNUAL FUND               1.15%     1.65%      0.81%
OPERATING EXPENSES(5)

---------------

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares -- Buying Shares -- Class A and Class D sales charges" on page 33.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares -- Selling Shares -- Contingent deferred sales charge
    (CDSC) on Class A and Class B Shares" on page 36.

(5) Villanova Mutual Fund Capital Trust has agreed to waive its fees or to reimburse "Other Expenses" (to the extent necessary) so that Total Annual Fund Operating Expenses will not exceed 0.99% on Class A shares, 1.64% on Class B shares and 0.79% on Class D shares.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year   3 years   5 years   10 years
----------------------------------------------------------------
Class A shares              $562    $  799    $1,054     $1,785
 ................................................................
Class B shares              $668    $  820    $1,097     $1,757
 ................................................................
Class D shares              $529    $  697    $  879     $1,407

You would pay the following expenses on the same investment if you did not sell your shares:

                            1 year   3 years   5 years   10 years
-----------------------------------------------------------------
Class B shares               $168     $520     $  897     $1,757

         FUND SUMMARY -- THE MONEY MARKET FUND
This section summarizes key information about the Prime Shares of the Money Market Fund. Use it to compare this Fund with other mutual funds. For more detailed information about the risks and investment techniques of this Fund, see "More About the Money Market Fund" on page 30.

OBJECTIVE AND PRINCIPAL STRATEGIES

This Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks if they are denominated in U.S. dollars. The Fund may also invest in floating- and adjustable-rate obligations and asset-backed commercial paper and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

 WHY A MONEY MARKET FUND?
 By investing in short-term corporate and government bonds and other debt instruments, money market funds provide current income to investors and allow easy access to their money. Money market funds are for risk-averse investors or investors who want to earn competitive yields on cash they may need on short notice. While the Money Market Fund pays dependable income, there is no guarantee that the Fund's earnings will stay ahead of inflation or always provide a certain level of income.

The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

The Fund is a low-risk investment, compared with stock and bond funds. While the Fund is subject to credit risk, which is the risk that the issuer of a money market obligation will be unable to make interest or principal payments when due, this risk is significantly reduced due to the short-term nature of the underlying investments. There is also the risk that a change in the money market obligation's rating will lower its value. Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore, you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility -- or variability -- of the Fund's annual total returns over time, and shows that fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of the Consumer Price Index. The bar chart and table provide some indication of the risks of investing in the Fund.

Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL RETURNS -- PRIME SHARES


 1990                                                                             7.8
 1991                                                                             5.6
 1992                                                                             3.2
 1993                                                                             2.6
 1994                                                                             3.7
 1995                                                                             5.5
 1996                                                                             5.0
 1997                                                                             5.1
 1998                                                                             5.1
 1999                                                                             4.7

Best Quarter:      1.9% 1st qtr. of 1990
Worst Quarter:     0.6% 2nd qtr. of 1993

Average annual returns -- as of 12/31/99(1)  1 year    5 years    10 years
--------------------------------------------------------------------------
Prime Shares                                  4.68%     5.07%       4.83%
 ..........................................................................
Consumer Price Index(2)                       2.81%     2.39%       2.94%

---------------

(1) These returns reflect performance after expenses are deducted and includes the performance of its predecessor fund prior to May 11, 1998. Please call 1-800-637-0012 for the Fund's current 7-day yield.

(2) The Consumer Price Index represents changes in prices of basic goods and services purchased for consumption by urban households.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Prime Shares of the Fund.

There are no sales charges to purchase or sell Prime Shares of the Money Market Fund.

Annual Fund Operating Expenses (deducted from Fund assets)    Prime Shares
--------------------------------------------------------------------------
Management Fees                                                   0.40%
 ..........................................................................
Distribution and Service (12b-1) Fees                             None
 ..........................................................................
Other Expenses                                                    0.21%
 ..........................................................................
TOTAL ANNUAL FUND OPERATING EXPENSES                              0.61%

EXAMPLE

This example helps demonstrate the fees and expenses of the Fund's Prime Shares. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Prime Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 year    3 years    5 years    10 years
---------------------------------------------------------------
Prime Shares            $62       $195       $340        $762

         MORE ABOUT THE STOCK FUNDS

PRINCIPAL INVESTMENT RISKS
Generally, the Stock Funds can decrease in value when individual stocks and other assets they own decrease in value. A company's stock can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that stock.
There is also risk when investing in medium-size or smaller companies. The stock prices of these companies may be more volatile than the stock of larger companies for a variety of reasons, including less domination in their markets, fewer financial resources, and less-experienced management. In other words, they tend to be less "seasoned" than larger companies. The stock of small and medium-size companies is usually less stable and less liquid than the stock of larger companies. The Mid Cap Growth Fund focuses on a more narrow scope of the overall stock market, by investing primarily in companies with medium market capitalizations. Therefore, the impact of these factors on medium-size companies may affect the Mid Cap Growth Fund more than if the Fund invested more broadly in the overall stock market.
STOCK MARKET RISK
The Stock Funds can also lose value if the overall stock market goes down. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the U.S. and global economies, national and world social and political events, and the fluctuations of other stock markets around the world. There is also the risk that certain types of companies could fall out of favor and investors may look to other types of investments.

OTHER INVESTMENT TECHNIQUES

The Stock Funds may use the following investment technique to increase their returns, protect their assets or diversify their investments. The Stock Funds may also engage in hedging techniques, such as the purchase and sale of options and futures as described in the Statement of Additional Information (SAI).

The SAI contains additional information about all of the Stock Funds, including the Stock Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES. In addition to investing in common stocks, each of the Stock Funds may invest in convertible securities -- also known as convertibles -- including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay bond-like income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (generally companies must pay holders of convertibles before they pay common stock shareholders), but they are generally less secure than similar non-convertible securities such as bonds (bondholders generally must be paid before holders of convertibles and common stock shareholders). Because they are subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each of the Stock Funds may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Funds will not meet their investment objectives, and may miss potential market upswings.

         MORE ABOUT THE BOND FUNDS

PRINCIPAL INVESTMENT RISKS
Generally, the Bond Funds are subject to interest rate risk, which is the risk that increases in market interest rates may decrease the value of the bonds in their portfolios. Usually the prices of bonds fall when interest rates increase, and rise when interest rates decrease. Typically, the longer the maturity of a bond, the more sensitive it is to price shifts as a result of interest rate changes. Likewise, the longer the Fund holds a bond, the greater the chance that interest rate changes will affect the bond's value.
There is also inflation risk, which affects the value of fixed-rate investments such as bonds. If the Funds buy bonds when inflation and interest rates are low, the value of these bonds could fall as inflation rises and interest rates increase. This could happen as investors find the bonds with lower interest rates less attractive than bonds that pay higher interest rates.

CREDIT RISK
The NATIONWIDE BOND FUND and TAX-FREE INCOME FUND are subject to credit risk, which is the risk that the issuer of the bond will be unable to make the required payments of interest and/or repay principal when due. Some of the securities purchased by the LONG-TERM U.S. GOVERNMENT BOND FUND and the INTERMEDIATE U.S. GOVERNMENT BOND FUND are virtually immune to credit risk, because they are issued and backed by the "full faith and credit" of the U.S. government. This means the U.S. government has the power to tax its citizens in order to pay its debts. Some of the securities issued by U.S. government agencies are not backed by the full faith and credit of the U.S. government, but are backed by the issuing agency.

PREPAYMENT RISK AND EXTENSION RISK. The issuer of mortgage- and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Changes in prepayment rates can make the price and yield of mortgage- and asset-backed securities volatile. When mortgage- and asset-backed securities are prepaid, a Bond Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss, and the Fund may have to reinvest the proceeds from the repayments at lower rates. In addition, rising interest rates may cause prepayments to occur at a slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the securities will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of a Fund.

PRINCIPAL INVESTMENT TECHNIQUES

The Bond Funds may use the following investment techniques to increase their returns, protect their assets, or diversify their investments.

INVESTMENT-GRADE BONDS. These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

MEDIUM-GRADE OBLIGATIONS. Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by Villanova Mutual Fund Capital Trust to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

U.S. GOVERNMENT SECURITIES. These securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
- The Federal Home Loan Banks;

         More About the Bond Funds

- The Federal National Mortgage Association (FNMA);
- The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC); and
- The Federal Farm Credit Banks.

Although there is virtually no credit risk with these securities, neither the U.S. government nor its agencies guarantee the market value of their securities. Interest rate changes, prepayment rates and other factors may affect the value of these securities.

ZERO-COUPON SECURITIES. Zero-coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of their assets at inappropriate times in order to generate cash to make the distributions.

MORTGAGE-BACKED SECURITIES. U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. government or its agencies or by private lenders.

These securities are subject to interest rate risk and prepayment risk. They are also subject to credit risk if they are issued by private issuers. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow, and the possibility of losing principal as a result of faster than anticipated prepayment of securities purchased at a premium.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury-bill rate), but the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested in a lower interest-rate market, reducing a Fund's income. A Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities they would otherwise purchase.

MUNICIPAL OBLIGATIONS. Municipal obligation interest is generally exempt from federal income taxes.

Municipal obligations include revenue bonds (which are paid from the revenue of a specific project), general-obligation bonds (which are backed by the taxing power of the issuer), and moral-obligation bonds (which are normally issued by special-purpose public authorities). If the issuer of moral-obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund, the restoration of which is a moral commitment but not a legal obligation of that issuer. The principal risks of municipal obligations are credit risk and interest rate risk, although local, political and economic factors may also adversely affect the value and liquidity of municipal securities.

MATURITY. Every debt security has a stated maturity date -- when the issuer must repay the bond's entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond's "effective maturity" is usually its nearest call date. For mortgage-backed securi-ties, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective, rather than the stated, maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION. Duration is a calculation that seeks to measure the price sensitivity of a bond or a mutual fund that primarily invest in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

OTHER INVESTMENT TECHNIQUES

The SAI contains additional information about all of the Bond Funds, including the Bond Funds' other investment techniques. These other techniques may include hedging techniques, such as the purchase and sale of options and futures as described in the SAI. To obtain a copy of the SAI, see the back cover.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each of the Bond Funds may adopt a temporary defensive position. The Tax-Free Income Fund may invest up to 20% of its assets in cash and taxable money market bonds, and the Nationwide Bond Fund, the Long-Term U.S. Government Bond Fund, and the Intermediate U.S. Government Bond Fund may invest up to 100% of their assets in cash or money market obligations. Should this occur, the Funds may not meet their investment objectives and may miss potential market upswings.

         MORE ABOUT THE MONEY MARKET FUND

PRINCIPAL INVESTMENT RISKS

The Money Market Fund is a low-risk investment compared to most other investments. Given its objective -- to preserve capital, generate income and maintain liquidity -- the Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk and interest rate risk.

NON-PRINCIPAL RISK

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. To the extent the Fund invests in illiquid securities such as extendable commercial notes (whose maturity may be extended to up to 390 days at the option of the issuer), it is subject to this risk. The Fund will limit this risk by investing primarily in relatively short-term, high-quality securities.

PRINCIPAL INVESTMENT TECHNIQUES

MONEY MARKET OBLIGATIONS. These include:

- U.S. Government securities with remaining maturities of 397 days or less,
- Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency),
- Asset-backed commercial paper whose own ratings or the rating of any guarantor is in one of the two highest categories of any rating agency,
- Short-term bank obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less),
- Repurchase agreements relating to debt obligations that the Fund could purchase directly, and
- Unrated debt obligations with remaining maturities of one year or less that are determined by Nationwide Advisory Services,Inc. to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high-quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING- AND VARIABLE-RATE SECURITIES. The Fund may invest in floating- and variable-rate securities. These are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to another index (such as the Treasury bill rate), but the interest rate on variable-rate bonds changes at preset times, based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest-rate risk like other debt securities, but because they are callable, they are also subject to the risk that the Fund will be repaid prior to the stated maturity, and the principal reinvested in a lower interest-rate market that reduces the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into repurchase agreements, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Money Market Fund may invest in asset-backed commercial paper that is secured by a pool of assets such as installment-loan contracts, leases of various types of property, and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers, and is subject to interest rate risk and credit risk.

OTHER INVESTMENT TECHNIQUES

The SAI contains additional information about all of the Funds, including the Money Market Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. VMF was organized in 1999 and advises mutual funds. As of December 31, 1999, VMF and its affiliates had approximately $22.5 billion in assets under management.

Each Fund pays VMF a management fee which is based on the Fund's average daily net assets. The total management fees paid by the Funds for the fiscal year ended October 31, 1999, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

Mid Cap Growth Fund                               0.60%
 ................................................................
Growth Fund                                       0.58%
 ................................................................
Nationwide Fund                                   0.56%
 ................................................................
Bond Fund                                         0.50%
 ................................................................
Tax-Free Income Fund                              0.50%
 ................................................................
Long-Term U.S. Government Bond Fund               0.50%
 ................................................................
Intermediate U.S. Government Bond Fund            0.50%
 ................................................................
Money Market Fund                                 0.40%

PORTFOLIO MANAGERS

MID CAP GROWTH FUND

Christopher Welch has managed the Mid Cap Growth Fund since January 1999. Mr. Welch joined Nationwide in 1991 and from 1993 to 1995 worked in the Human Resource Department. In 1995, he joined the Investment Department as a securities analyst and has managed mid-cap equity portfolios for Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company since January 1998.

GROWTH FUND

The Growth Fund is managed by a team of equity portfolio managers.

NATIONWIDE FUND

Charles Bath has managed the Nationwide Fund and its predecessor since 1985.

BOND FUND

Douglas Kitchen has managed the Nationwide Bond Fund and its predecessor since March 1997. From 1992 to March 11, 1997, he managed the Bond Portfolio for the Nationwide Foundation.

TAX-FREE INCOME FUND

Alpha Benson has managed the Nationwide Tax-Free Income Fund and its predecessor from its inception in March 1986, and managed the Financial Horizons Investment Trust (FHIT) Municipal Bond Fund from March 1997 to May 1998.

LONG-TERM U.S. GOVERNMENT BOND FUND AND INTERMEDIATE U.S. GOVERNMENT BOND FUND

Gary Hunt joined Nationwide in 1992 as a securities analyst. Mr. Hunt has been co-manager of the Government Bond Funds, and their predecessor Funds, since March 1997. Since May 1999, Mr. Hunt has had primary responsibility for the Government Bond Funds.

MONEY MARKET FUND

Patricia Mynster, Director of Securities Investments, has managed the Nationwide Money Market Fund and its predecessor since July 1997, and has managed short-term investments for the Nationwide Insurance Enterprise since 1991.

         BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summaries, we offer three different share classes to give investors different price and cost options. The Prime Shares of the Money Market Fund and Class A and Class B shares of the other Funds are available to all investors; Class D shares are available to a limited group of investors.

With Class A and Class D shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares. With Class B shares, you pay a sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years after purchase. Sales charges are paid to the Fund's distributor, Nationwide Advisory Services, Inc. (NAS) which either retains them or pays a selling representative.

Class A and Class B shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by NAS or paid by NAS to brokers for distribution and shareholder services. Class A and Class D shares also pay an administrative service fee. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the Class A and Class D shares.

If you want lower annual fund expenses, Class A shares (and Class D shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. NAS reserves the right to reject an order in excess of $100,000 for Class B shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

When choosing a share class, consider the following:

 Class A and Class D shares          Class B shares
----------------------------------------------------------
Front-end sales charge means  No front-end sales charge,
that a portion of your        so your full investment
initial investment goes       immediately goes toward
toward the sales charge, and  buying shares
is not invested
 ..........................................................
Reductions and waivers of     No reductions of the CDSC
the sales charge available    available, but waivers
                              available
 ..........................................................
Lower expenses than Class B   Higher distribution and
shares mean higher dividends  service fees than Class A
per share                     and Class D shares mean
                              lower dividends per share
 ..........................................................
Conversion features are not   After seven years, Class B
applicable                    shares convert into Class A
                              shares, which reduces your
                              future fund expenses
 ..........................................................
No sales charge when shares   CDSC if shares are sold
are sold back to the Fund*    within six years: 5% in the
                              first year, 4% in the
                              second, 3% in the third and
                              fourth years, 2% in the
                              fifth, and 1% in the sixth
                              year

---------------
* A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.

BUYING SHARES
PURCHASE PRICE. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange or (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

  - Christmas Day
  - New Year's Day
  - Martin Luther King, Jr. Day
  - Presidents' Day
  - Good Friday
  - Memorial Day
  - Independence Day
  - Labor Day
  - Thanksgiving Day
  - Other days when the New York Stock Exchange is not open.

The Funds reserve the right not to determine NAV for a Fund when:

  - It has not received any orders to purchase, sell or exchange shares
  - Changes in the value of that Fund's portfolio do not affect the NAV.

If current prices are not available, or if Villanova SA Capital Trust (VSA), as the Funds' administrator or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

The Money Market Fund's securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

CLASS A AND CLASS D SALES CHARGES

The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES OF THE STOCK FUNDS

                                                      Sales charge
                                     Sales charge       as % of
                                       as % of           amount
Amount of purchase                  offering price      invested
------------------------------------------------------------------
Less than $50,000                   5.75%             6.10%
 ..................................................................
$50,000 to $99,999                  4.50              4.71
 ..................................................................
$100,000 to $249,999                3.50              3.63
 ..................................................................
$250,000 to $499,999                2.50              2.56
 ..................................................................
$500,000 to $999,999                2.00              2.04
 ..................................................................
$1 million to $24,999,999           0.50              0.50
 ..................................................................
$25 million or more                 0.25              0.25

 MINIMUM INVESTMENTS --
 CLASS A, B & PRIME SHARES
 To open an account (per Fund) $1,000

 ......................................................

 Through the Automatic Asset
 Accumulation plan per
 transaction                                        $25

 ......................................................

 Additional investments (per Fund) $100
 MINIMUM INVESTMENTS -- CLASS D
 To open an account (per Fund)                     $250

 ......................................................

 Through the Automatic Asset

 Accumulation plan per
 transaction                                        $25

 ......................................................

 Additional investments                             $25

 --------------------------------------------------------------
 If you purchase shares through an account at a broker
 (other than NAS), different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans.
 Call 1-800-848-0920 for more information.

         Buying, Selling and Exchanging Fund Shares

CLASS A SHARES OF THE BOND FUNDS

                                                      Sales charge
                                     Sales charge       as % of
                                       as % of           amount
Amount of purchase                  offering price      invested
------------------------------------------------------------------
Less than $50,000                   4.50%             4.71%
 ..................................................................
$50,000 to $99,999                  4.00              4.17
 ..................................................................
$100,000 to $249,999                3.00              3.09
 ..................................................................
$250,000 to $499,999                2.50              2.56
 ..................................................................
$500,000 to $999,999                2.00              2.04
 ..................................................................
$1 million to $24,999,999           0.50              0.50
 ..................................................................
$25 million or more                 0.25              0.25

CLASS D SHARES OF THE STOCK AND BOND FUNDS

                                                      Sales charge
                                     Sales charge       as % of
                                       as % of           amount
Amount of purchase                  offering price      invested
------------------------------------------------------------------
Less than $50,000                   4.50%             4.71%
 ..................................................................
$50,000 to $99,999                  4.00              4.17
 ..................................................................
$100,000 to $249,999                3.00              3.09
 ..................................................................
$250,000 to $499,999                2.50              2.56
 ..................................................................
$500,000 to $999,999                1.00              1.01
 ..................................................................
$1 million to $24,999,999           0.50              0.50
 ..................................................................
$25 million or more                 None              None

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

  - Increase the amount of your investment. The preceding tables show how the sales charge decreases as the amount of your investment increases.

  - Family Member Discount. Members of your family who live at the same address can combine investments (except purchases of the Money Market Fund), possibly reducing the sales charge.

  - Lifetime Additional Discount. You can add the value of any of the Nationwide Mutual Funds' Class A and Class D shares you already own (except the Money Market Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.

  - Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

  - No sales charge on a repurchase. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

  - Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A AND CLASS D SALES CHARGES

The Class A and Class D sales charges will be waived for the following purchases:

CLASS A SHARES SOLD TO:

  - Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

  - Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

  - Any person who pays for the shares with the proceeds of a sale of mutual fund shares. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver); and

  - Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.

CLASS D SHARES SOLD TO:

  - Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

  - Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial company, or any investment advisory clients of VMF, VSA, NAS and their affiliates; and

  - Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).

Additional investors eligible for sales charge waivers may be found in the SAI.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase shares, you may purchase them using one of the methods described below.

BY MAIL -- Complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.

BY WIRE -- You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Funds resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NAS NOW) -- Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

THROUGH AN AUTHORIZED BROKER -- NAS has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.

BY ON-LINE ACCESS -- Log on to our website www.nationwidefunds.com 24 hours a day, seven days a

         Buying, Selling and Exchanging Fund Shares

week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NAS NOW                                                           1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE                                                  1-800-848-0920
Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Time (Monday through Friday, except Thursday, in which case representatives are available between 9:30 a.m. and 5 p.m. Eastern Time).

For additional information on buying shares and shareholder services, call the customer service number listed above or contact your sales representative.

SELLING SHARES
You can sell -- also known as redeeming -- your shares of the Funds at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.
Your order to sell shares can be made in writing, by telephone (if you authorized telephone transactions on your application) or by on-line access. Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.

 Properly completed orders contain all necessary paperwork to authorize and complete the transaction.
 NAS may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Funds or the Funds may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE

A signature guarantee is required under the following circumstances:

  - if a redemption is over $100,000,

  - if your account registration has changed within the last 30 days,

  - if the redemption check is made payable to anyone other than the registered shareholder,

  - if the proceeds are sent to a bank account not previously designated or changed within the past 30 days, or

  - if the proceeds are mailed to an address other than the address of record.

NAS reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A AND CLASS B SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:

                       1       2       3       4       5       6         7
     Sale within       year   years   years   years   years   years   years or more
-----------------------------------------------------------------------------------
Sales charge            5%      4%      3%      3%      2%      1%          0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any CDSC you paid into your account. We will also waive the CDSC if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Funds through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your shares in any of the following ways described below. A signature guarantee may be required under certain circumstances. Please refer back to the section entitled "Signature guarantee" on page 36.
BY TELEPHONE (NAS NOW) -- Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you
                                       declined this option on your application.
                                       Only the following types of accounts can use NAS NOW to sell shares: Individual,
Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Time to learn the day's closing share price.

CUSTOMER SERVICE LINE -- Unless you declined the telephone redemption privileges on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-848-0920. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE -- NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give NAS written notice of its termination.) Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.
CAPITAL GAINS TAXES
 If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and
 Taxes -- Selling Fund Shares" on page 40.

         Buying, Selling and Exchanging Fund Shares

BY AUTOMATED CLEARING HOUSE (ACH) -- Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)

BY MAIL OR FAX -- Write a letter to Nationwide Advisory Services, Inc., P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter.

BY MONEY MARKET FUND CHECK WRITING -- Shareholders of Prime Shares of the Money Market Fund receive free check-writing privileges ($500 minimum). If you wish to withdraw your money this way, please complete the appropriate section of the application. There is no fee for this service, but the Fund reserves the right to charge for it or to terminate this service in the future. If you acquired your Money Market Fund shares through an exchange, the shares may be subject to a sales charge as described in "Exchanging Shares."

THROUGH AN AUTHORIZED BROKER -- NAS has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge fee for this services.

BY ON-LINE ACCESS -- Log on to our website www.nationwidefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES

We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

If the value of your Money Market Fund account falls below a daily average of $250 for any month, you will be charged a $2 monthly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account in the first week of the following month to cover the fee.

For additional information on selling your shares, call our customer service line at 1-800-848-0920 or see your sales representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A and Class B shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits Class A and Class B shares of the Funds to compensate NAS -- as distributor -- for expenses associated with distributing the Funds' shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A and Class B shares of the Funds pay NAS compensation accrued daily and paid monthly. The Funds shall pay amounts not exceeding an annual amount of:

        FUND/CLASS               AS A % OF DAILY NET ASSETS
----------------------------------------------------------------
All Funds -- Class A shares  0.25% (distribution or service fee)
 ................................................................
Stock Funds -- Class B
  shares                     1.00% (0.25% service fee)
 ................................................................
Bond Funds -- Class B
  shares                     0.85% (0.10% service fee)

Class D shares and Prime Shares of the Money Market Fund pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXCHANGING SHARES
You can exchange the shares you own for shares of another Fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of one of the Bond Funds for Class A shares of one of the Stock Funds, but you can't exchange Class A shares for Class B or Class D shares.

 CAPITAL GAINS TAXES
 Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes.
 Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see
 "Distribution and Taxes -- Exchanging Fund Shares" on page 40.

There is no sales charge for exchanges of Class B or Class D shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid. If you exchange Class B shares for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. If you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the shares had been sold at the time they were exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B shares, the time you held Class B shares prior to the exchange will be counted for purposes of calculating the CDSC.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone or by on-line access (see "Buying Shares -- How to place your purchase order" on page 35 or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system, or by logging on to our website. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

EXCESSIVE TRADING

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to 12 exchanges within a one year period of 1% of a Fund's NAV. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

         DISTRIBUTIONS AND TAXES
The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, the Stock Funds distribute any available income dividends to shareholders; the Bond and Money Market Funds declare dividends daily and distribute them monthly. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

TAX-FREE INCOME FUND

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a small portion could be taxable. Any taxable distributions will be reported in a Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the calendar year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For more information regarding capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. You are subject to tax on reinvested distributions. If distribution checks (1) are returned as marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in a Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate, or as may otherwise be required under the Internal Revenue Code.)

CHANGING YOUR DISTRIBUTION OPTION
If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of the tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

EXCHANGING FUND SHARES

Exchanging your shares of one Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions and no sales charges). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. Except for the Money Market Fund, information is for one Class D share outstanding through the periods ended October 31, which includes information for the Funds and their respective predecessors (prior to May 11, 1998, shares of the Funds' predecessors were without class designation). The table for each Fund also includes information for the Class A and Class B shares for the period from May 11, 1998 to October 31, 1998 and for the year ended October 31, 1999. For the Money Market Fund, information is for one share outstanding through the years ended October 31, which includes information for the Fund and its predecessor. As of January 4, 1999, the shares of the Money Market Fund covered by this prospectus were renamed Prime Shares.

                                                                          MID CAP GROWTH FUND
                                       ------------------------------------------------------------------------------------------
                                        YEAR ENDED OCTOBER 31,      PERIOD ENDED OCTOBER 31, 1998     YEAR ENDED OCTOBER 31, 1999
                                       ------------------------    -------------------------------    ---------------------------
                                        1995     1996     1997     CLASS D    CLASS A     CLASS B     CLASS D   CLASS A   CLASS B
                                       ------   ------   ------    --------   --------    --------    -------   -------   -------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                               $15.11   $18.17   $19.47     $22.87    $ 19.67     $ 19.67     $17.61    $17.67    $17.54
Income from investment operations
  Net investment income (loss)          (0.01)    0.01     0.04      (0.06)     (0.03)      (0.07)     (0.02)    (0.03)    (0.12)
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation)                       3.23     3.28     4.38       1.29      (1.97)      (2.06)      2.34      2.30      2.26
                                       ------   ------   ------     ------    -------     -------     ------    ------    ------
    Total from investment operations     3.22     3.29     4.42       1.23      (2.00)      (2.13)      2.32      2.27      2.14
                                       ------   ------   ------     ------    -------     -------     ------    ------    ------
Less distributions
  Dividends from net investment
    income                              (0.01)      --    (0.03)        --         --          --         --        --        --
  Distributions from net realized
    gain from investment
    transactions                        (0.15)   (1.99)   (0.99)     (6.49)        --          --      (0.24)    (0.24)    (0.24)
                                       ------   ------   ------     ------    -------     -------     ------    ------    ------
    Total distributions                 (0.16)   (1.99)   (1.02)     (6.49)        --          --      (0.24)    (0.24)    (0.24)
Net increase (decrease) in net asset
  value                                  3.06     1.30     3.40      (5.26)     (2.00)      (2.13)      2.08      2.03      1.90

NET ASSET VALUE -- END OF PERIOD       $18.17   $19.47   $22.87     $17.61    $ 17.67     $ 17.54     $19.69    $19.70    $19.44
                                       ======   ======   ======     ======    =======     =======     ======    ======    ======
Total return                            21.57%   19.41%   23.66%      5.11%    (10.17)%    (10.83)%    13.31%    12.98%    12.33%
Ratios and supplemental data
  Net assets at end of period
    (000's)                            $7,594   $9,095   $9,541     $9,022    $   305     $   251     $9,865    $1,244    $  918
  Expenses to average net assets         1.47%    1.44%    0.96%      0.93%      1.23%(a)    2.00%(a)   1.00%     1.25%     2.00%
  Expenses to average net assets*        1.72%    1.69%    1.70%      1.57%      2.21%(a)    2.98%(a)   1.53%     1.83%     2.59%
  Net investment income (loss) to
    average net assets                  (0.05)%   0.03%    0.20%     (0.30)%    (0.70)%(a)   (1.47)%(a)  (0.09)%  (0.24)%  (1.01)%
  Net investment income (loss) to
    average net assets*                 (0.30)%  (0.22)%  (0.54)%    (0.94)%    (1.68)%(a)   (2.45)%(a)  (0.62)%  (0.82)%  (1.60)%
  Portfolio turnover(b)                 29.19%   17.19%   40.69%     46.33%     46.33%      46.33%     36.58%    36.58%    36.58%

---------------

* Ratios calculated as if no expenses were waived or reimbursed.
(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

         Financial Highlights

                                                                           GROWTH FUND
                                 ------------------------------------------------------------------------------------------------
                                     YEAR ENDED OCTOBER 31,       PERIOD ENDED OCTOBER 31, 1998     YEAR ENDED OCTOBER 31, 1999
                                 ------------------------------   -----------------------------    ------------------------------
                                   1995       1996       1997     CLASS D    CLASS A    CLASS B     CLASS D     CLASS A   CLASS B
                                 --------   --------   --------   --------   -------    -------    ----------   -------   -------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                         $  11.35   $  13.22   $  13.34   $  16.32   $16.51     $16.51     $    16.02   $16.02    $15.98
Income from investment
  operations
  Net investment income (loss)       0.21       0.16       0.12       0.03    (0.02)     (0.04)          0.03     0.01     (0.06)
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation)                   2.10       1.36       3.94       2.32    (0.47)     (0.49)          2.65     2.64      2.59
                                 --------   --------   --------   --------   ------     ------     ----------   ------    ------
    Total from investment
      operations                     2.31       1.52       4.06       2.35    (0.49)     (0.53)          2.68     2.65      2.53
                                 --------   --------   --------   --------   ------     ------     ----------   ------    ------
Less distributions
  Dividends from net investment
    income                          (0.20)     (0.16)     (0.12)     (0.04)*     --         --          (0.03)   (0.01)       --
  Distributions from net
    realized gain from
    investment transactions         (0.24)     (1.24)     (0.96)     (2.61)      --         --          (0.31)   (0.31)    (0.31)
                                 --------   --------   --------   --------   ------     ------     ----------   ------    ------
    Total distributions             (0.44)     (1.40)     (1.08)     (2.65)      --         --          (0.34)   (0.32)    (0.31)
Net increase (decrease) in net
  asset value                        1.87       0.12       2.98      (0.30)   (0.49)     (0.53)          2.34     2.33      2.22

NET ASSET VALUE -- END OF
  PERIOD                         $  13.22   $  13.34   $  16.32   $  16.02   $16.02     $15.98     $    18.36   $18.35    $18.20
                                 ========   ========   ========   ========   ======     ======     ==========   ======    ======
Total return                        21.01%     12.36%     32.12%     15.94%   (2.97)%    (3.21)%        17.07%   16.85%    16.12%
Ratios and supplemental data
  Net assets at end of period
    (000's)                      $582,927   $655,616   $818,124   $914,178   $2,830     $1,557     $1,014,687   $7,654    $6,210
  Expenses to average net
    assets                           0.66%      0.64%      0.64%      0.73%    1.11%(a)   1.88%(a)       0.80%    1.04%     1.79%
  Net investment income (loss)
    to average net assets            1.66%      1.20%      0.81%      0.19%   (0.38)%(a)  (1.16)%(a)       0.19%  (0.02)%  (0.76)%
  Portfolio turnover (b)            27.10%     25.61%     45.07%     38.61%   38.61%     38.61%         35.18%   35.18%    35.18%

---------------

* Includes $(0.01) dividend in excess of net investment income.
(a)  Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

                                                                       NATIONWIDE FUND
                             ----------------------------------------------------------------------------------------------------
                                  YEAR ENDED OCTOBER 31,         PERIOD ENDED OCTOBER 31, 1998      YEAR ENDED OCTOBER 31, 1999
                             --------------------------------   -------------------------------    ------------------------------
                               1995       1996        1997       CLASS D     CLASS A    CLASS B     CLASS D     CLASS A   CLASS B
                             --------   --------   ----------   ----------   -------    -------    ----------   -------   -------
NET ASSET
  VALUE -- BEGINNING OF
  PERIOD                     $  16.12   $  17.35   $    20.41   $    26.57   $ 29.94    $ 29.94    $    30.26   $ 30.30   $ 30.18
Income from investment
  operations
  Net investment income
    (loss)                       0.31       0.36         0.31         0.30      0.06         --          0.25      0.17     (0.03)
  Net realized gain and
    unrealized appreciation      2.49       3.98         7.44         6.23      0.38       0.27          2.82      2.84      2.79
                             --------   --------   ----------   ----------   -------    -------    ----------   -------   -------
    Total from investment
      operations                 2.80       4.34         7.75         6.53      0.44       0.27          3.07      3.01      2.76
                             --------   --------   ----------   ----------   -------    -------    ----------   -------   -------
Less distributions
  Dividends from net
    investment income           (0.31)     (0.35)       (0.31)       (0.30)    (0.08)     (0.03)        (0.24)    (0.11)       --
  Distributions from net
    realized gain from
    investment transactions     (1.26)     (0.93)       (1.28)       (2.54)       --         --         (0.49)    (0.49)    (0.49)
                             --------   --------   ----------   ----------   -------    -------    ----------   -------   -------
    Total distributions         (1.57)     (1.28)       (1.59)       (2.84)    (0.08)     (0.03)        (0.73)    (0.60)    (0.49)
Net increase (decrease) in
  net asset value                1.23       3.06         6.16         3.69      0.35       0.24          2.34      2.41      2.27

NET ASSET VALUE -- END OF
  PERIOD                     $  17.35   $  20.41   $    26.57   $    30.26   $ 30.30    $ 30.18    $    32.60   $ 32.71   $ 32.45
                             ========   ========   ==========   ==========   =======    =======    ==========   =======   =======
Total return                    19.24%     26.11%       40.17%       25.73%     1.48%      0.90%        10.27%    10.05%     9.22%
Ratios and supplemental
  data
  Net assets at end of
    period (000's)           $795,666   $958,590   $1,448,422   $2,172,101   $19,746    $13,493    $2,443,493   $54,223   $44,994
  Expenses to average net
    assets                       0.63%      0.61%        0.60%        0.66%     1.00%(a)   1.75%(a)      0.73%     0.96%     1.72%
  Net investment income
    (loss) to average net
    assets                       1.95%      1.89%        1.32%        1.00%     0.54%(a)  (0.20)%(a)     0.78%     0.53%    (0.21)%
  Portfolio turnover (b)        16.50%     16.71%       14.94%       13.47%    13.47%     13.47%        13.88%    13.88%    13.88%

---------------

(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

         Financial Highlights

                                                                             BOND FUND
                                   ----------------------------------------------------------------------------------------------
                                       YEAR ENDED OCTOBER 31,       PERIOD ENDED OCTOBER 31, 1998    YEAR ENDED OCTOBER 31, 1999
                                   ------------------------------   -----------------------------    ----------------------------
                                     1995       1996       1997     CLASS D    CLASS A    CLASS B    CLASS D    CLASS A   CLASS B
                                   --------   --------   --------   --------   -------    -------    --------   -------   -------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                           $   8.46   $   9.50   $   9.34   $   9.49   $ 9.52     $ 9.52     $   9.76   $ 9.75    $ 9.75
Income from investment operations
  Net investment income                0.63       0.61       0.60       0.57     0.26       0.23         0.55     0.53      0.47
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation)                     1.04      (0.15)      0.15       0.27     0.23       0.23        (0.67)   (0.68)    (0.67)
                                   --------   --------   --------   --------   ------     ------     --------   ------    ------
    Total from investment
      operations                       1.67       0.46       0.75       0.84     0.49       0.46        (0.12)   (0.15)    (0.20)
                                   --------   --------   --------   --------   ------     ------     --------   ------    ------
Less distributions
  Dividends from net investment
    income                            (0.63)     (0.62)     (0.60)     (0.57)   (0.26)     (0.23)       (0.55)   (0.53)    (0.47)
                                   --------   --------   --------   --------   ------     ------     --------   ------    ------
    Total distributions               (0.63)     (0.62)     (0.60)     (0.57)   (0.26)     (0.23)       (0.55)   (0.53)    (0.47)
Net increase (decrease) in net
  asset value                          1.04      (0.16)      0.15       0.27     0.23       0.23        (0.67)   (0.68)    (0.67)

NET ASSET VALUE -- END OF PERIOD   $   9.50   $   9.34   $   9.49   $   9.76   $ 9.75     $ 9.75     $   9.09   $ 9.07    $ 9.08
                                   ========   ========   ========   ========   ======     ======     ========   ======    ======
Total return                          20.41%      5.05%      8.33%      9.11%    5.18%      4.85%       (1.24)%  (1.58)%   (2.07)%
Ratios and supplemental data
  Net assets at end of period
    (000's)                        $133,633   $133,253   $124,404   $134,822   $1,365     $  490     $125,451   $3,186    $1,662
  Expenses to average net assets       0.71%      0.70%      0.72%      0.78%    1.17%(a)   1.81%(a)     0.83%    1.08%     1.68%
  Net investment income (loss) to
    average net assets                 7.04%      6.60%      6.43%      5.93%    5.48%(a)   4.93%(a)     5.86%    5.67%     5.07%
  Portfolio turnover(b)               70.40%     38.95%     70.63%     70.31%   70.31%     70.31%       64.26%   64.26%    64.26%

---------------

(a)  Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

                                                                        TAX-FREE INCOME FUND
                                   ----------------------------------------------------------------------------------------------
                                       YEAR ENDED OCTOBER 31,       PERIOD ENDED OCTOBER 31, 1998    YEAR ENDED OCTOBER 31, 1999
                                   ------------------------------   -----------------------------    ----------------------------
                                     1995       1996       1997     CLASS D    CLASS A    CLASS B    CLASS D    CLASS A   CLASS B
                                   --------   --------   --------   --------   -------    -------    --------   -------   -------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                           $   9.40   $  10.22   $  10.24   $  10.51   $10.48     $10.48     $  10.66   $10.65    $10.66
Income from investment operations
  Net investment income                0.51       0.51       0.50       0.50     0.23       0.20         0.51     0.49      0.42
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation)                     0.84       0.02       0.27       0.23     0.17       0.18        (0.84)   (0.82)    (0.83)
                                   --------   --------   --------   --------   ------     ------     --------   ------    ------
    Total from investment
      operations                       1.35       0.53       0.77       0.73     0.40       0.38        (0.33)   (0.33)    (0.41)
                                   --------   --------   --------   --------   ------     ------     --------   ------    ------
Less distributions
  Dividends from net investment
    income                            (0.53)     (0.51)     (0.50)     (0.50)   (0.23)     (0.20)       (0.51)   (0.49)    (0.43)
  Distributions from net realized
    gain from investment
    transactions                         --         --         --      (0.08)      --         --        (0.04)   (0.04)    (0.04)
                                   --------   --------   --------   --------   ------     ------     --------   ------    ------
    Total distributions               (0.53)     (0.51)     (0.50)     (0.58)   (0.23)     (0.20)       (0.55)   (0.53)    (0.47)
Net increase (decrease) in net
  asset value                          0.82       0.02       0.27       0.15     0.17       0.18        (0.88)   (0.86)    (0.88)

NET ASSET VALUE -- END OF PERIOD   $  10.22   $  10.24   $  10.51   $  10.66   $10.65     $10.66     $   9.78   $ 9.79    $ 9.78
                                   ========   ========   ========   ========   ======     ======     ========   ======    ======
Total return                          14.66%      5.31%      7.72%      7.09%    3.86%      3.66%       (3.21)%  (3.26)%   (4.02)%
Ratios and supplemental data
  Net assets at end of period
    (000's)                        $262,484   $264,642   $256,486   $263,662   $  601     $1,477     $226,270   $2,383    $3,746
  Expenses to average net assets       0.98%      0.96%      0.96%      0.85%    1.06%(a)   1.66%(a)     0.71%    0.96%     1.56%
  Expenses to average net assets*      1.13%      1.11%      1.11%      0.93%      --         --           --       --        --
  Net investment income to
    average net assets                 5.20%      4.98%      4.85%      4.73%    4.50%(a)   3.94%(a)     4.93%    4.73%     4.12%
  Net investment income to
    average net assets*                5.05%      4.83%      4.70%      4.65%      --         --           --       --        --
  Portfolio turnover (b)              31.70%     24.15%     39.49%     28.88%   28.88%     28.88%       42.26%   42.26%    42.26%

---------------

* Ratios calculated as if no expenses were waived or reimbursed.
(a)  Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

         Financial Highlights

                                                                   LONG-TERM GOVERNMENT BOND FUND
                                    ---------------------------------------------------------------------------------------------
                                      YEAR ENDED OCTOBER 31,        PERIOD ENDED OCTOBER 31, 1998     YEAR ENDED OCTOBER 31, 1999
                                    ---------------------------    -------------------------------    ---------------------------
                                     1995      1996      1997      CLASS D    CLASS A     CLASS B     CLASS D   CLASS A   CLASS B
                                    -------   -------   -------    --------   --------    --------    -------   -------   -------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $ 10.12   $ 11.07   $ 10.92    $ 11.19     $11.24      $11.24     $ 11.77   $11.77    $11.76
Income from investment operations
  Net investment income                0.68      0.68      0.66       0.63       0.28        0.25        0.61     0.59      0.52
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation)                     0.95     (0.15)     0.27       0.58       0.53        0.52       (0.89)   (0.90)    (0.89)
                                    -------   -------   -------    -------     ------      ------     -------   ------    ------
    Total from investment
      operations                       1.63      0.53      0.93       1.21       0.81        0.77       (0.28)   (0.31)    (0.37)
                                    -------   -------   -------    -------     ------      ------     -------   ------    ------
Less distributions
  Dividends from net investment
    income                            (0.68)    (0.68)    (0.66)     (0.63)     (0.28)      (0.25)      (0.61)   (0.58)    (0.51)
                                    -------   -------   -------    -------     ------      ------     -------   ------    ------
    Total distributions               (0.68)    (0.68)    (0.66)     (0.63)     (0.28)      (0.25)      (0.61)   (0.58)    (0.51)
Net increase (decrease) in net
  asset value                          0.95     (0.15)     0.27       0.58       0.53        0.52       (0.89)   (0.89)    (0.88)

NET ASSET VALUE -- END OF PERIOD    $ 11.07   $ 10.92   $ 11.19    $ 11.77     $11.77      $11.76     $ 10.88   $10.88    $10.88
                                    =======   =======   =======    =======     ======      ======     =======   ======    ======
Total return                          16.68%     5.01%     8.84%     11.15%      7.32%       6.90%      (2.39)%  (2.63)%   (3.15)%
Ratios and supplemental data
  Net assets at end of period
    (000's)                         $69,190   $58,737   $48,549    $40,946     $  201      $  352     $32,117   $2,041    $1,876
  Expenses to average net assets       0.89%     0.84%     0.85%      0.82%      1.04%(a)    1.64%(a)    0.79%    1.04%     1.64%
  Expenses to average net assets*      1.58%     1.59%     1.60%      1.28%      1.28%(a)    1.90%(a)    0.89%    1.14%     1.74%
  Net investment income (loss) to
    average net assets                 6.42%     6.26%     6.04%      5.55%      5.09%(a)    4.52%(a)    5.33%    5.29%     4.68%
  Net investment income (loss) to
    average net assets*                5.73%     5.51%     5.29%      5.09%      4.85%(a)    4.26%(a)    5.44%    5.19%     4.58%
  Portfolio turnover(b)              140.55%    21.04%    52.10%     51.12%     51.12%      51.12%      84.33%   84.33%    84.33%

---------------

* Ratios calculated as if no expenses were waived or reimbursed.
(a)  Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

                                                               INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                    ---------------------------------------------------------------------------------------------
                                      YEAR ENDED OCTOBER 31,        PERIOD ENDED OCTOBER 31, 1998     YEAR ENDED OCTOBER 31, 1999
                                    ---------------------------    -------------------------------    ---------------------------
                                     1995      1996      1997      CLASS D    CLASS A     CLASS B     CLASS D   CLASS A   CLASS B
                                    -------   -------   -------    --------   --------    --------    -------   -------   -------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  9.22   $ 10.12   $ 10.04    $ 10.31     $10.24      $10.24     $ 10.57   $ 10.56   $10.55
Income from investment operations
  Net investment income                0.59      0.59      0.59       0.56       0.26        0.23        0.53      0.51     0.45
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation)                     0.89     (0.08)     0.27       0.34       0.32        0.31       (0.63)    (0.62)   (0.61)
                                    -------   -------   -------    -------     ------      ------     -------   -------   ------
    Total from investment
      operations                       1.48      0.51      0.86       0.90       0.58        0.54       (0.10)    (0.11)   (0.16)
                                    -------   -------   -------    -------     ------      ------     -------   -------   ------
Less distributions
  Dividends from net investment
    income                            (0.58)    (0.59)**   (0.59)    (0.56)     (0.26)      (0.23)      (0.53)    (0.51)   (0.45)
  Distributions from net realized
    gain from investment
    transactions                         --        --        --      (0.08)        --          --       (0.05)    (0.05)   (0.05)
                                    -------   -------   -------    -------     ------      ------     -------   -------   ------
    Total distributions               (0.58)    (0.59)    (0.59)     (0.64)     (0.26)      (0.23)      (0.58)    (0.56)   (0.50)
Net increase (decrease) in net
  asset value                          0.90     (0.08)     0.27       0.26       0.32        0.31       (0.68)    (0.67)   (0.66)

NET ASSET VALUE -- END OF PERIOD    $ 10.12   $ 10.04   $ 10.31    $ 10.57     $10.56      $10.55     $  9.89   $  9.89   $ 9.89
                                    =======   =======   =======    =======     ======      ======     =======   =======   ======
Total return                          16.47%     5.28%     8.86%      9.03%      5.69%       5.29%      (0.93)%   (1.05)%  (1.57)%
Ratios and supplemental data
  Net assets at end of period
    (000's)                         $39,777   $39,497   $41,328    $50,849     $  332      $  297     $52,260   $49,601   $1,148
  Expenses to average net assets       1.08%     1.06%     1.07%      0.92%      1.04%(a)    1.64%(a)    0.79%     0.99%    1.64%
  Expenses to average net assets*      1.23%     1.21%     1.22%      1.03%      1.17%(a)    1.86%(a)    0.81%     1.15%    1.65%
  Net investment income (loss) to
    average net assets                 5.92%     5.86%     5.85%      5.43%      5.10%(a)    4.59%(a)    5.24%     5.13%    4.44%
  Net investment income (loss) to
    average net assets(*)              5.77%     5.71%     5.70%      5.32%      4.97%(a)    4.37%(a)    5.26%     5.29%    4.45%
  Portfolio turnover(b)               25.40%     9.30%    26.58%     59.52%     59.52%      59.52%      51.86%    51.86%   51.86%

---------------

* Ratios calculated as if no expenses were waived or reimbursed.
** Includes $(0.01) dividend in excess of net investment income.
(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

         Financial Highlights

                                                                                     MONEY MARKET FUND
                                                              ---------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,               PRIME SHARES(A)
                                                              -------------------------------------------       YEAR ENDED
                                                                1995       1996       1997        1998       OCTOBER 31, 1999
                                                              --------   --------   --------   ----------    ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $   1.00   $   1.00   $   1.00   $     1.00       $     1.00
Income from investment operations
  Net investment income                                           0.05       0.05       0.05         0.05             0.05
                                                              --------   --------   --------   ----------       ----------
    Total from investment operations                              0.05       0.05       0.05         0.05             0.05
                                                              --------   --------   --------   ----------       ----------
Less distributions
  Dividends from net investment income                           (0.05)     (0.05)     (0.05)       (0.05)           (0.05)
                                                              --------   --------   --------   ----------       ----------
    Total distributions                                          (0.05)     (0.05)     (0.05)       (0.05)           (0.05)

NET ASSET VALUE -- END OF PERIOD                              $   1.00   $   1.00   $   1.00   $     1.00       $     1.00
                                                              ========   ========   ========   ==========       ==========
Total return                                                      5.46%      5.05%      5.07%        5.15%            4.61%
Ratios and supplemental data
  Net assets at end of period (000's)                         $604,711   $729,500   $820,657   $1,048,689       $1,345,342
  Expenses to average net assets                                  0.62%      0.60%      0.59%        0.59%            0.61%
  Expenses to average net assets*                                 0.67%      0.65%      0.64%        0.64%              --
  Net investment income (loss) to average net assets              5.34%      4.93%      4.96%        4.96%            4.52%
  Net investment income (loss) to average net assets*             5.29%      4.88%      4.91%        4.91%              --

---------------

* Ratios calculated as if no expenses were waived or reimbursed.
(a) On January 4, 1999, the existing share of the Nationwide
    Money Market Fund were renamed Prime Shares.

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

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

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge, contact us at the address or number listed below.

- SAI (incorporated by reference in this Prospectus)

- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance)

- Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.
P.O. Box 1492
Columbus, Ohio 43216-1492
(614) 249-8705 (fax)

[Nationwide Logo]

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m.- 5 p.m. Eastern Time (Monday through Friday, except Thursday, in which case representatives are available between 9:30 a.m. and 5 p.m. Eastern Time.))

FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also, visit the Nationwide Family of Funds' website at www.nationwidefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act File No. 811-08495

NATIONWIDE FAMILY OF FUNDS
THREE NATIONWIDE PLAZA
COLUMBUS, OHIO 43215-2220

                                                                 PRSRT STD
                                                                 US POSTAGE
                                                                    PAID
                                                                CLEVELAND OH
                                                               PERMIT NO 2112

HS-409-N